Locations and Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives in fair value hedging relationships
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		¥ 1,232
Derivatives in fair value hedging relationships | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		1,232
Derivatives in fair value hedging relationships | Interest rate swap agreements | Prepaid expense and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset designated as hedging instruments		1,232
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	1,097	2,013
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	1	154
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	742	724
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 354	¥ 1,135